UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Short-Term Treasury Bond Index Fund

November 30, 2018

STD-QTLY-0119
1.841647.112

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
7.25% 8/15/22	$1,725,000	$1,989,949
7.875% 2/15/21	804,000	890,210
8% 11/15/21	3,503,000	4,011,072
8.125% 5/15/21	599,000	673,056
8.125% 8/15/21	2,624,000	2,983,160
8.5% 2/15/20	1,062,000	1,133,436
8.75% 5/15/20	313,000	339,336
8.75% 8/15/20	2,043,000	2,241,714
U.S. Treasury Notes:
1.125% 12/31/19	7,505,000	7,375,128
1.125% 3/31/20	6,056,000	5,925,891
1.125% 4/30/20	8,108,000	7,923,036
1.125% 2/28/21	11,891,000	11,457,164
1.125% 6/30/21	11,953,000	11,457,604
1.125% 7/31/21	11,753,000	11,244,315
1.125% 8/31/21	12,394,000	11,842,080
1.125% 9/30/21	11,925,000	11,383,251
1.25% 1/31/20	11,823,000	11,619,792
1.25% 2/29/20	9,739,000	9,557,915
1.25% 3/31/21	9,456,000	9,129,103
1.25% 10/31/21	11,811,000	11,293,346
1.25% 7/31/23	12,011,000	11,173,983
1.375% 12/15/19	8,992,000	8,866,955
1.375% 1/15/20	8,861,000	8,726,700
1.375% 1/31/20	5,211,000	5,128,967
1.375% 2/15/20	8,259,000	8,122,856
1.375% 2/29/20	12,163,000	11,954,899
1.375% 3/31/20	12,665,000	12,431,984
1.375% 4/30/20	12,800,000	12,550,500
1.375% 5/31/20	8,975,000	8,789,190
1.375% 8/31/20	12,521,000	12,215,801
1.375% 9/15/20	8,702,000	8,487,849
1.375% 9/30/20	13,154,000	12,820,012
1.375% 10/31/20	11,413,000	11,107,613
1.375% 1/31/21	12,117,700	11,754,169
1.375% 4/30/21	12,673,000	12,250,237
1.375% 5/31/21	11,691,000	11,285,925
1.375% 6/30/23	6,557,000	6,143,345
1.375% 8/31/23	9,288,000	8,679,201
1.375% 9/30/23	8,447,000	7,884,417
1.5% 4/15/20	7,968,000	7,830,739
1.5% 5/15/20	8,145,000	7,995,781
1.5% 5/31/20	12,412,000	12,175,881
1.5% 6/15/20	8,857,000	8,684,704
1.5% 7/15/20	7,478,000	7,323,766
1.5% 8/15/20	8,743,000	8,554,821
1.5% 1/31/22	10,339,000	9,924,228
1.5% 2/28/23	10,218,000	9,669,182
1.5% 3/31/23	9,950,000	9,404,305
1.625% 12/31/19	12,571,000	12,420,737
1.625% 3/15/20	8,771,000	8,642,861
1.625% 6/30/20	12,278,000	12,055,461
1.625% 7/31/20	12,462,000	12,222,496
1.625% 10/15/20	9,331,000	9,130,165
1.625% 11/30/20	10,195,000	9,960,834
1.625% 8/15/22	8,171,000	7,821,498
1.625% 8/31/22	11,124,000	10,644,712
1.625% 11/15/22	11,261,000	10,748,976
1.625% 4/30/23	8,893,000	8,441,750
1.625% 5/31/23	11,847,000	11,235,214
1.625% 10/31/23	6,615,000	6,241,873
1.75% 10/31/20	10,401,000	10,195,011
1.75% 11/15/20	8,590,000	8,417,529
1.75% 12/31/20	12,478,800	12,218,013
1.75% 11/30/21	12,863,000	12,468,568
1.75% 2/28/22	9,953,000	9,620,974
1.75% 3/31/22	9,549,000	9,221,872
1.75% 4/30/22	10,280,000	9,917,389
1.75% 5/15/22	9,373,000	9,039,819
1.75% 5/31/22	9,628,000	9,281,242
1.75% 6/30/22	11,930,000	11,491,945
1.75% 9/30/22	11,033,000	10,595,559
1.75% 1/31/23	12,257,000	11,728,417
1.75% 5/15/23	15,062,000	14,367,736
1.875% 12/31/19	9,969,000	9,875,151
1.875% 6/30/20	5,671,000	5,589,922
1.875% 12/15/20	7,334,000	7,201,644
1.875% 11/30/21	9,875,000	9,610,381
1.875% 1/31/22	11,709,000	11,370,994
1.875% 2/28/22	9,369,000	9,092,322
1.875% 3/31/22	9,691,000	9,397,620
1.875% 4/30/22	12,031,000	11,656,441
1.875% 5/31/22	9,884,000	9,567,789
1.875% 7/31/22	11,112,000	10,739,574
1.875% 8/31/22	10,725,000	10,355,490
1.875% 9/30/22	12,723,000	12,278,192
1.875% 10/31/22	10,649,000	10,266,718
2% 1/31/20	9,482,000	9,400,514
2% 7/31/20	9,051,000	8,932,559
2% 9/30/20	7,154,000	7,050,323
2% 11/30/20	8,253,000	8,123,402
2% 1/15/21	8,625,000	8,482,148
2% 2/28/21	11,792,000	11,583,798
2% 5/31/21	9,495,000	9,308,067
2% 8/31/21	10,283,000	10,060,470
2% 10/31/21	10,347,000	10,109,342
2% 11/15/21	14,721,000	14,382,877
2% 12/31/21	13,628,000	13,299,544
2% 2/15/22	7,993,000	7,790,365
2% 7/31/22	10,059,000	9,764,696
2% 10/31/22	12,851,000	12,450,912
2% 11/30/22	22,760,000	22,038,081
2% 2/15/23	18,148,000	17,534,796
2.125% 8/31/20	9,215,000	9,107,012
2.125% 1/31/21	8,359,000	8,237,860
2.125% 6/30/21	9,518,000	9,355,525
2.125% 8/15/21	13,989,000	13,734,903
2.125% 9/30/21	10,087,000	9,895,899
2.125% 12/31/21	10,428,000	10,213,330
2.125% 6/30/22	11,177,000	10,904,124
2.125% 12/31/22	19,562,000	19,018,696
2.125% 11/30/23	6,528,000	6,304,875
2.25% 2/29/20	7,856,000	7,805,059
2.25% 3/31/20	11,250,000	11,172,217
2.25% 2/15/21	10,235,000	10,112,260
2.25% 3/31/21	9,164,000	9,048,376
2.25% 4/30/21	10,147,000	10,016,595
2.25% 7/31/21	12,737,000	12,550,423
2.375% 4/30/20	9,973,000	9,915,733
2.375% 12/31/20	8,628,000	8,552,505
2.375% 3/15/21	9,239,000	9,150,219
2.375% 4/15/21	9,213,000	9,119,790
2.375% 1/31/23	14,086,000	13,827,940
2.5% 5/31/20	10,899,000	10,851,317
2.5% 6/30/20	13,199,000	13,137,645
2.5% 3/31/23	13,815,000	13,622,346
2.5% 8/15/23	12,593,000	12,397,710
2.625% 7/31/20	13,244,000	13,203,647
2.625% 8/15/20	12,028,000	11,989,473
2.625% 8/31/20	11,910,000	11,871,851
2.625% 11/15/20	16,788,000	16,727,012
2.625% 5/15/21	13,048,000	12,988,367
2.625% 6/15/21	11,393,000	11,338,705
2.625% 7/15/21	14,140,000	14,069,852
2.625% 2/28/23	14,105,000	13,983,234
2.625% 6/30/23	15,142,000	15,001,227
2.75% 9/30/20	13,206,000	13,190,524
2.75% 11/30/20	10,535,000	10,523,477
2.75% 8/15/21	14,165,000	14,137,334
2.75% 9/15/21	15,324,000	15,294,669
2.75% 4/30/23	14,417,000	14,361,247
2.75% 5/31/23	13,947,000	13,896,333
2.75% 7/31/23	14,565,000	14,505,830
2.75% 8/31/23	16,203,000	16,140,973
2.75% 11/15/23	17,066,000	16,982,670
2.875% 10/31/20	16,546,000	16,562,158
2.875% 10/15/21	14,863,000	14,881,579
2.875% 11/15/21	9,839,000	9,852,836
2.875% 9/30/23	15,674,000	15,692,368
2.875% 10/31/23	16,627,000	16,649,732
2.875% 11/30/23	17,369,000	17,399,531
3.125% 5/15/21	11,041,000	11,121,651
3.5% 5/15/20	10,790,000	10,897,479
3.625% 2/15/20	15,881,000	16,035,468
3.625% 2/15/21	16,459,000	16,741,889
		1,625,946,826
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,655,715,959)		1,625,946,826
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 2.27% (a)
(Cost $3,990,521)	3,989,724	3,990,521
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,659,706,480)		1,629,937,347
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,353,029
NET ASSETS - 100%		$1,632,290,376

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,758
Total	$20,758

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,625,946,826	$--	$1,625,946,826	$--
Money Market Funds	3,990,521	3,990,521	--	--
Total Investments in Securities:	$1,629,937,347	$3,990,521	$1,625,946,826	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Intermediate Treasury Bond Index Fund

November 30, 2018

ITB-QTLY-0119
1.841646.112

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
5.25% 11/15/28	$5,903,000	$7,029,412
5.5% 8/15/28	3,619,000	4,370,649
6% 2/15/26	6,687,000	8,019,959
6.125% 11/15/27	7,302,000	9,084,430
6.375% 8/15/27	2,162,000	2,721,502
6.5% 11/15/26	3,128,000	3,914,154
6.625% 2/15/27	4,397,000	5,569,075
6.75% 8/15/26	3,837,000	4,843,763
6.875% 8/15/25	3,922,000	4,862,667
7.5% 11/15/24	4,694,000	5,870,800
7.625% 2/15/25	3,128,000	3,963,396
U.S. Treasury Notes:
1.5% 8/15/26	59,717,000	53,784,956
1.625% 2/15/26	57,028,000	52,202,896
1.625% 5/15/26	59,806,000	54,565,966
1.875% 8/31/24	27,181,000	25,749,750
2% 4/30/24	24,174,000	23,117,332
2% 5/31/24	26,292,000	25,124,266
2% 6/30/24	29,495,000	28,161,964
2% 2/15/25	62,893,000	59,645,166
2% 8/15/25	60,504,000	57,119,558
2% 11/15/26	57,585,000	53,675,519
2.125% 2/29/24	27,797,000	26,791,530
2.125% 3/31/24	27,956,000	26,928,399
2.125% 7/31/24	26,310,000	25,269,933
2.125% 9/30/24	22,656,000	21,728,520
2.125% 11/30/24	26,850,000	25,712,022
2.125% 5/15/25	59,338,000	56,586,664
2.25% 12/31/23	28,072,000	27,258,350
2.25% 1/31/24	27,539,000	26,725,739
2.25% 10/31/24	27,273,000	26,323,772
2.25% 11/15/24	62,884,000	60,646,214
2.25% 12/31/24	28,613,000	27,582,485
2.25% 11/15/25	61,622,200	59,003,257
2.25% 2/15/27	60,627,000	57,460,660
2.25% 8/15/27	63,488,000	59,911,840
2.25% 11/15/27	59,328,000	55,867,973
2.375% 8/15/24	59,307,000	57,696,907
2.375% 5/15/27	60,503,000	57,815,816
2.5% 5/15/24	63,656,000	62,442,558
2.5% 1/31/25	27,209,000	26,592,546
2.625% 3/31/25	25,699,000	25,281,391
2.75% 2/15/24	43,998,000	43,736,762
2.75% 2/28/25	29,640,000	29,380,650
2.75% 6/30/25	29,499,000	29,210,924
2.75% 8/31/25	32,317,000	31,982,469
2.75% 2/15/28	63,022,000	61,749,251
2.875% 4/30/25	28,363,000	28,310,927
2.875% 5/31/25	27,551,000	27,488,580
2.875% 7/31/25	30,272,000	30,197,502
2.875% 11/30/25	33,977,000	33,882,767
2.875% 5/15/28	65,199,000	64,490,979
2.875% 8/15/28	67,816,000	67,042,475
3% 9/30/25	25,828,000	25,962,184
3% 10/31/25	29,441,000	29,598,555
3.125% 11/15/28	29,198,000	29,493,402
		1,839,551,183
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,882,270,811)		1,839,551,183
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 2.27% (a)
(Cost $8,992,983)	8,991,185	8,992,983
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,891,263,794)		1,848,544,166
NET OTHER ASSETS (LIABILITIES) - 0.0%		(476,672)
NET ASSETS - 100%		$1,848,067,494

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39,615
Total	$39,615

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,839,551,183	$--	$1,839,551,183	$--
Money Market Funds	8,992,983	8,992,983	--	--
Total Investments in Securities:	$1,848,544,166	$8,992,983	$1,839,551,183	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Long-Term Treasury Bond Index Fund

November 30, 2018

LBX-QTLY-0119
1.841649.112

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
2.25% 8/15/46	$54,203,000	$43,787,978
2.5% 2/15/45	66,744,000	57,287,731
2.5% 2/15/46	66,962,000	57,223,737
2.5% 5/15/46	70,984,000	60,605,363
2.75% 8/15/42	38,918,000	35,438,184
2.75% 11/15/42	46,868,000	42,609,603
2.75% 8/15/47	61,296,000	54,950,907
2.75% 11/15/47	62,001,000	55,539,333
2.875% 5/15/43	70,653,000	65,594,135
2.875% 8/15/45	73,139,500	67,539,757
2.875% 11/15/46	61,133,000	56,318,776
3% 5/15/42	26,591,000	25,344,547
3% 11/15/44	66,255,000	62,781,788
3% 5/15/45	62,938,000	59,601,794
3% 11/15/45	72,972,000	69,046,905
3% 2/15/47	59,711,000	56,377,913
3% 5/15/47	61,652,000	58,162,401
3% 2/15/48	64,557,000	60,812,190
3% 8/15/48	83,896,000	79,035,930
3.125% 11/15/41	17,196,000	16,782,893
3.125% 2/15/42	31,577,000	30,790,042
3.125% 2/15/43	51,563,000	50,062,436
3.125% 8/15/44	69,876,300	67,763,633
3.125% 5/15/48	77,525,000	74,838,880
3.375% 5/15/44	73,779,300	74,721,715
3.375% 11/15/48	31,198,000	31,619,660
3.5% 2/15/39	23,406,000	24,481,213
3.625% 8/15/43	52,431,000	55,310,609
3.625% 2/15/44	65,547,000	69,146,964
3.75% 8/15/41	27,255,000	29,354,487
3.75% 11/15/43	64,405,000	69,315,881
3.875% 8/15/40	22,301,000	24,484,930
4.25% 5/15/39	13,268,000	15,349,418
4.25% 11/15/40	23,559,000	27,245,616
4.375% 2/15/38	12,671,000	14,886,445
4.375% 11/15/39	26,256,000	30,859,005
4.375% 5/15/40	32,027,000	37,652,993
4.375% 5/15/41	26,384,000	31,053,762
4.5% 2/15/36	20,740,000	24,572,849
4.5% 5/15/38	13,270,000	15,840,026
4.5% 8/15/39	14,635,000	17,478,535
4.625% 2/15/40	37,196,000	45,159,722
4.75% 2/15/37	7,363,000	9,012,485
4.75% 2/15/41	36,314,000	44,914,460
5% 5/15/37	13,445,000	16,952,254
5.25% 2/15/29	9,770,000	11,665,227
5.375% 2/15/31	23,172,000	28,629,187
6.125% 8/15/29	11,076,900	14,188,817
6.25% 5/15/30	9,472,000	12,396,480
		2,084,589,596
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,148,999,505)		2,084,589,596
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 2.27% (a)
(Cost $23,285,578)	23,280,921	23,285,578
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $2,172,285,083)		2,107,875,174
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(12,407,065)
NET ASSETS - 100%		$2,095,468,109

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$65,380
Total	$65,380

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,084,589,596	$--	$2,084,589,596	$--
Money Market Funds	23,285,578	23,285,578	--	--
Total Investments in Securities:	$2,107,875,174	$23,285,578	$2,084,589,596	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Long-Term Treasury Bond Index Fund

November 30, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV5-QTLY-0119
1.9867819.103

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Obligations - 99.7%
U.S. Treasury Bonds:
2.25% 8/15/46	$1,621,000	$1,309,527
2.5% 2/15/45	1,788,700	1,535,278
2.5% 2/15/46	1,628,000	1,391,240
2.5% 5/15/46	1,675,000	1,430,097
2.75% 8/15/42	1,019,500	928,342
2.75% 11/15/42	1,236,100	1,123,789
2.75% 8/15/47	1,690,000	1,515,059
2.75% 11/15/47	1,640,000	1,469,081
2.875% 5/15/43	1,785,200	1,657,377
2.875% 8/15/45	1,835,100	1,694,600
2.875% 11/15/46	1,678,000	1,545,858
3% 5/15/42	672,700	641,167
3% 11/15/44	1,801,800	1,707,346
3% 5/15/45	1,766,800	1,673,146
3% 11/15/45	1,802,000	1,705,072
3% 2/15/47	1,637,000	1,545,622
3% 5/15/47	1,695,000	1,599,060
3% 2/15/48	1,797,000	1,692,760
3% 8/15/48	2,031,000	1,913,343
3.125% 11/15/41	616,700	601,885
3.125% 2/15/42	799,100	779,185
3.125% 2/15/43	1,152,600	1,119,058
3.125% 8/15/44	1,755,300	1,702,230
3.125% 5/15/48	1,913,000	1,846,718
3.375% 5/15/44	1,759,800	1,782,279
3.375% 11/15/48	720,000	729,731
3.5% 2/15/39	503,200	526,316
3.625% 8/15/43	1,368,600	1,443,766
3.625% 2/15/44	1,768,500	1,865,629
3.75% 8/15/41	694,700	748,214
3.75% 11/15/43	1,706,100	1,836,190
3.875% 8/15/40	675,700	741,871
4.25% 5/15/39	486,100	562,357
4.25% 11/15/40	711,800	823,186
4.375% 11/15/39	544,200	639,605
4.375% 5/15/40	794,700	934,300
4.375% 5/15/41	664,700	782,347
4.5% 8/15/39	508,000	606,703
4.625% 2/15/40	975,900	1,184,842
4.75% 2/15/41	873,900	1,080,871
		50,415,047
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $51,889,928)		50,415,047
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 2.27% (a)
(Cost $412,389)	412,307	412,389
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $52,302,317)		50,827,436
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(262,586)
NET ASSETS - 100%		$50,564,850

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,790
Total	$4,790

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$50,415,047	$--	$50,415,047	$--
Money Market Funds	412,389	412,389	--	--
Total Investments in Securities:	$50,827,436	$412,389	$50,415,047	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Treasury Bond Index Fund

November 30, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

UYB-QTLY-0119
1.9868588.102

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.6%
	Principal Amount	Value
U.S. Treasury Obligations - 98.6%
U.S. Treasury Bonds:
2.25% 8/15/46	$4,015,000	$3,243,524
2.5% 2/15/45	14,953,000	12,834,464
2.5% 2/15/46	2,808,000	2,399,633
2.5% 5/15/46	6,587,000	5,623,909
2.75% 8/15/42	2,303,000	2,097,079
2.75% 11/15/42	2,231,000	2,028,293
2.75% 8/15/47	18,790,000	16,844,942
2.75% 11/15/47	19,577,000	17,536,710
2.875% 5/15/43	4,806,000	4,461,883
2.875% 8/15/45	7,467,000	6,895,308
2.875% 11/15/46	9,314,000	8,580,523
3% 5/15/42	12,090,000	11,523,281
3% 11/15/44	14,885,000	14,104,700
3% 5/15/45	20,016,000	18,954,996
3% 11/15/45	4,782,000	4,524,781
3% 2/15/47	26,247,000	24,781,884
3% 5/15/47	12,159,000	11,470,782
3% 2/15/48	18,061,000	17,013,321
3% 8/15/48	14,495,000	13,655,309
3.125% 11/15/41	14,950,000	14,590,850
3.125% 2/15/42	15,965,000	15,567,122
3.125% 2/15/43	2,602,000	2,526,278
3.125% 8/15/44	21,784,000	21,125,374
3.125% 5/15/48	17,850,000	17,231,525
3.375% 5/15/44	11,345,000	11,489,915
3.625% 8/15/43	13,111,000	13,831,081
3.625% 2/15/44	13,742,000	14,496,736
3.75% 8/15/41	8,847,000	9,528,495
3.75% 11/15/43	23,611,000	25,411,339
3.875% 8/15/40	1,087,000	1,193,450
4.25% 5/15/39	122,000	141,139
4.25% 11/15/40	3,863,000	4,467,499
4.375% 2/15/38	161,000	189,150
4.375% 11/15/39	1,431,000	1,681,872
4.375% 5/15/40	7,791,000	9,159,599
4.375% 5/15/41	2,930,000	3,448,587
4.5% 2/15/36	6,583,000	7,799,569
4.5% 5/15/38	7,016,000	8,374,802
4.5% 8/15/39	3,618,000	4,320,966
4.625% 2/15/40	8,917,000	10,826,144
4.75% 2/15/37	13,000	15,912
4.75% 2/15/41	4,036,000	4,991,870
5% 5/15/37	2,667,000	3,362,712
5.25% 11/15/28	244,000	290,560
5.25% 2/15/29	9,219,000	11,007,342
5.375% 2/15/31	817,000	1,009,410
5.5% 8/15/28	2,865,000	3,460,047
6% 2/15/26	3,771,000	4,522,696
6.125% 11/15/27	3,054,000	3,799,486
6.125% 8/15/29	244,000	312,549
6.25% 8/15/23	77,000	88,448
6.25% 5/15/30	63,000	82,451
6.5% 11/15/26	39,000	48,802
6.625% 2/15/27	50,000	63,328
6.75% 8/15/26	23,000	29,035
6.875% 8/15/25	8,000	9,919
7.125% 2/15/23	1,275,000	1,488,712
7.25% 8/15/22	38,000	43,837
7.5% 11/15/24	3,579,000	4,476,266
7.625% 11/15/22	50,000	58,863
7.625% 2/15/25	79,000	100,099
7.875% 2/15/21	246,000	272,378
8% 11/15/21	17,000	19,466
8.125% 5/15/21	245,000	275,290
8.125% 8/15/21	96,000	109,140
8.5% 2/15/20	2,586,000	2,759,949
8.75% 5/15/20	38,000	41,197
8.75% 8/15/20	216,000	237,009
U.S. Treasury Notes:
1.125% 2/28/21	2,376,000	2,289,313
1.125% 6/30/21	24,554,000	23,536,352
1.125% 7/31/21	11,347,000	10,855,888
1.125% 8/31/21	9,563,000	9,137,148
1.125% 9/30/21	5,008,000	4,780,488
1.25% 3/31/21	9,048,000	8,735,208
1.25% 10/31/21	9,937,000	9,501,480
1.25% 7/31/23	5,561,000	5,173,468
1.375% 12/15/19	2,795,000	2,756,132
1.375% 1/15/20	11,464,000	11,290,249
1.375% 2/15/20	9,112,000	8,961,794
1.375% 2/29/20	123,000	120,896
1.375% 3/31/20	12,399,000	12,170,878
1.375% 4/30/20	11,238,000	11,018,947
1.375% 8/31/20	12,963,000	12,647,027
1.375% 9/15/20	11,463,000	11,180,903
1.375% 9/30/20	977,000	952,193
1.375% 10/31/20	19,903,000	19,370,439
1.375% 1/31/21	13,561,000	13,154,170
1.375% 4/30/21	1,812,000	1,751,553
1.375% 5/31/21	32,368,000	31,246,499
1.375% 6/30/23	186,000	174,266
1.375% 8/31/23	1,103,000	1,030,702
1.375% 9/30/23	6,179,000	5,767,469
1.5% 4/15/20	9,067,000	8,910,807
1.5% 5/15/20	33,105,000	32,498,506
1.5% 5/31/20	10,599,000	10,397,371
1.5% 6/15/20	18,748,000	18,383,293
1.5% 7/15/20	11,000,000	10,773,125
1.5% 8/15/20	11,224,000	10,982,421
1.5% 1/31/22	69,000	66,232
1.5% 2/28/23	4,873,000	4,611,267
1.5% 3/31/23	1,539,000	1,454,595
1.5% 8/15/26	27,762,000	25,004,236
1.625% 12/31/19	334,000	330,008
1.625% 3/15/20	17,554,000	17,297,547
1.625% 7/31/20	22,298,000	21,869,460
1.625% 10/15/20	11,639,000	11,388,489
1.625% 11/30/20	13,489,000	13,179,175
1.625% 8/15/22	40,000	38,289
1.625% 8/31/22	15,416,000	14,751,787
1.625% 11/15/22	254,000	242,451
1.625% 4/30/23	2,979,000	2,827,839
1.625% 5/31/23	2,562,000	2,429,697
1.625% 10/31/23	144,000	135,878
1.625% 2/15/26	34,573,000	31,647,800
1.625% 5/15/26	28,018,000	25,563,142
1.75% 10/31/20	357,000	349,930
1.75% 11/15/20	25,498,000	24,986,048
1.75% 12/31/20	23,325,000	22,837,544
1.75% 11/30/21	9,531,000	9,238,741
1.75% 2/28/22	37,854,000	36,591,214
1.75% 3/31/22	517,000	499,289
1.75% 4/30/22	2,435,000	2,349,109
1.75% 5/15/22	40,000	38,578
1.75% 5/31/22	18,289,000	17,630,310
1.75% 6/30/22	26,870,000	25,883,367
1.75% 9/30/22	385,000	369,735
1.75% 1/31/23	175,000	167,453
1.75% 5/15/23	287,000	273,771
1.875% 12/31/19	13,187,000	13,062,857
1.875% 12/15/20	11,305,000	11,100,980
1.875% 11/30/21	482,000	469,084
1.875% 1/31/22	17,135,000	16,640,361
1.875% 2/28/22	5,216,000	5,061,965
1.875% 3/31/22	22,568,000	21,884,789
1.875% 4/30/22	23,980,000	23,233,435
1.875% 5/31/22	6,821,000	6,602,781
1.875% 7/31/22	9,867,000	9,536,301
1.875% 8/31/22	6,473,000	6,249,985
1.875% 9/30/22	18,600,000	17,949,727
1.875% 10/31/22	17,759,000	17,121,480
1.875% 8/31/24	27,214,000	25,781,013
2% 1/31/20	18,267,000	18,110,018
2% 1/15/21	13,591,000	13,365,899
2% 2/28/21	48,000	47,153
2% 10/31/21	242,000	236,442
2% 11/15/21	147,000	143,624
2% 12/31/21	18,057,000	17,621,798
2% 2/15/22	210,000	204,676
2% 7/31/22	2,588,000	2,512,281
2% 10/31/22	12,029,000	11,654,503
2% 11/30/22	29,552,000	28,614,648
2% 2/15/23	8,751,000	8,455,312
2% 4/30/24	2,462,000	2,354,384
2% 5/31/24	15,708,000	15,010,344
2% 6/30/24	23,075,000	22,032,118
2% 2/15/25	10,083,000	9,562,308
2% 8/15/25	34,365,000	32,442,708
2% 11/15/26	12,589,000	11,734,325
2.125% 8/31/20	218,000	215,445
2.125% 1/31/21	4,398,000	4,334,263
2.125% 9/30/21	30,000	29,432
2.125% 12/31/21	275,000	269,339
2.125% 6/30/22	8,062,000	7,865,174
2.125% 12/31/22	19,557,000	19,013,835
2.125% 11/30/23	2,629,000	2,539,142
2.125% 2/29/24	3,213,000	3,096,780
2.125% 3/31/24	14,484,000	13,951,600
2.125% 7/31/24	20,395,000	19,588,760
2.125% 9/30/24	18,290,000	17,541,253
2.125% 11/30/24	13,904,000	13,314,709
2.125% 5/15/25	6,411,000	6,113,740
2.25% 2/29/20	16,092,000	15,987,653
2.25% 3/31/20	28,400,000	28,203,641
2.25% 2/15/21	16,284,000	16,088,719
2.25% 3/31/21	434,000	428,524
2.25% 7/31/21	34,408,000	33,903,976
2.25% 12/31/23	36,802,000	35,735,317
2.25% 1/31/24	7,160,000	6,948,556
2.25% 10/31/24	24,281,000	23,435,907
2.25% 11/15/24	1,775,000	1,711,835
2.25% 12/31/24	6,055,000	5,836,925
2.25% 11/15/25	22,880,000	21,907,600
2.25% 2/15/27	21,534,000	20,409,353
2.25% 8/15/27	25,323,000	23,896,603
2.25% 11/15/27	18,745,000	17,651,786
2.375% 4/30/20	32,499,000	32,312,385
2.375% 3/15/21	31,088,000	30,789,264
2.375% 4/15/21	17,001,000	16,828,998
2.375% 1/31/23	12,947,000	12,709,807
2.375% 8/15/24	3,028,000	2,945,795
2.375% 5/15/27	23,270,000	22,236,485
2.5% 5/31/20	28,438,000	28,313,584
2.5% 6/30/20	31,725,000	31,577,528
2.5% 3/31/23	13,117,000	12,934,079
2.5% 8/15/23	2,190,000	2,156,038
2.5% 5/15/24	7,959,000	7,807,282
2.5% 1/31/25	5,697,000	5,567,927
2.625% 11/15/20	380,000	378,620
2.625% 5/15/21	28,877,000	28,745,023
2.625% 6/15/21	12,469,000	12,409,577
2.625% 7/15/21	8,534,000	8,491,663
2.625% 2/28/23	24,120,000	23,911,777
2.625% 6/30/23	16,952,000	16,794,399
2.625% 3/31/25	34,339,000	33,780,991
2.75% 11/30/20	15,599,000	15,581,939
2.75% 8/15/21	32,016,000	31,953,469
2.75% 9/15/21	15,883,000	15,852,599
2.75% 4/30/23	23,958,000	23,865,350
2.75% 5/31/23	15,845,000	15,787,438
2.75% 7/31/23	27,736,000	27,623,323
2.75% 8/31/23	38,196,000	38,049,770
2.75% 11/15/23	566,000	563,236
2.75% 2/15/24	1,132,000	1,125,279
2.75% 2/28/25	5,528,000	5,479,630
2.75% 6/30/25	9,260,000	9,169,570
2.75% 8/31/25	6,622,000	6,553,452
2.75% 2/15/28	25,947,000	25,422,992
2.875% 10/31/20	3,214,000	3,217,139
2.875% 10/15/21	32,602,000	32,642,753
2.875% 9/30/23	24,779,000	24,808,038
2.875% 10/31/23	24,082,000	24,114,925
2.875% 4/30/25	2,976,000	2,970,536
2.875% 5/31/25	5,889,000	5,875,658
2.875% 7/31/25	17,086,000	17,043,952
2.875% 5/15/28	15,608,000	15,438,507
2.875% 8/15/28	26,488,000	26,185,871
3% 9/30/25	7,460,000	7,498,757
3.125% 5/15/21	357,000	359,608
3.5% 5/15/20	408,000	412,064
3.625% 2/15/20	492,000	496,785
3.625% 2/15/21	517,000	525,886
		2,500,682,467
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,545,011,091)		2,500,682,467
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 2.27% (a)
(Cost $29,974,116)	29,968,124	29,974,118
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,574,985,207)		2,530,656,585
NET OTHER ASSETS (LIABILITIES) - 0.2%		4,902,599
NET ASSETS - 100%		$2,535,559,184

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$221,893
Total	$221,893

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,500,682,467	$--	$2,500,682,467	$--
Money Market Funds	29,974,118	29,974,118	--	--
Total Investments in Securities:	$2,530,656,585	$29,974,118	$2,500,682,467	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Long-Term Treasury Bond Index Fund

November 30, 2018

XS8-QTLY-0119
1.9870217.102

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
2.25% 8/15/46	$353,730,000	$285,761,332
2.5% 2/15/45	329,246,000	282,598,529
2.5% 2/15/46	353,520,000	302,107,696
2.5% 5/15/46	351,653,000	300,237,484
2.75% 8/15/42	180,536,000	164,393,543
2.75% 11/15/42	260,468,000	236,802,039
2.75% 8/15/47	307,823,000	275,958,511
2.75% 11/15/47	323,496,000	289,781,651
2.875% 5/15/43	320,933,000	297,953,697
2.875% 8/15/45	356,536,000	329,238,713
2.875% 11/15/46	309,092,000	284,751,005
3% 5/15/42	105,989,000	101,020,766
3% 11/15/44	320,241,000	303,453,365
3% 5/15/45	347,369,000	328,955,730
3% 11/15/45	331,243,000	313,425,750
3% 2/15/47	309,169,000	291,911,091
3% 5/15/47	322,583,000	304,324,299
3% 2/15/48	341,076,000	321,290,928
3% 8/15/48	355,721,000	335,114,193
3.125% 11/15/41	101,102,000	98,673,182
3.125% 2/15/42	119,399,000	116,423,352
3.125% 2/15/43	230,083,000	223,387,226
3.125% 8/15/44	322,391,000	312,643,708
3.125% 5/15/48	330,032,000	318,596,906
3.375% 5/15/44	353,623,000	358,139,980
3.375% 11/15/48	115,854,000	117,419,839
3.5% 2/15/39	94,980,000	99,343,144
3.625% 8/15/43	232,239,000	244,994,002
3.625% 2/15/44	325,758,000	343,649,242
3.75% 8/15/41	131,832,000	141,987,184
3.75% 11/15/43	319,276,000	343,620,795
3.875% 8/15/40	116,679,000	128,105,338
4.25% 5/15/39	110,195,000	127,481,841
4.25% 11/15/40	164,538,000	190,285,627
4.375% 2/15/38	62,432,000	73,347,845
4.375% 11/15/39	81,650,000	95,964,266
4.375% 5/15/40	131,801,000	154,953,699
4.375% 5/15/41	101,161,000	119,065,707
4.5% 2/15/36	129,505,000	153,438,131
4.5% 5/15/38	45,494,000	54,304,909
4.5% 8/15/39	105,499,000	125,997,127
4.625% 2/15/40	216,610,000	262,986,539
4.75% 2/15/37	29,235,000	35,784,325
4.75% 2/15/41	176,798,000	218,670,121
5% 5/15/37	49,394,000	62,278,888
5.25% 2/15/29	44,041,000	52,584,266
5.375% 2/15/31	101,102,000	124,912,311
6.125% 8/15/29	53,808,000	68,924,685
6.25% 5/15/30	62,820,000	82,215,675
		10,199,260,182
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,797,058,476)		10,199,260,182
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 2.27% (a)
(Cost $83,918,789)	83,902,009	83,918,789
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $10,880,977,265)		10,283,178,971
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(25,312,885)
NET ASSETS - 100%		$10,257,866,086

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$206,780
Total	$206,780

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$10,199,260,182	$--	$10,199,260,182	$--
Money Market Funds	83,918,789	83,918,789	--	--
Total Investments in Securities:	$10,283,178,971	$83,918,789	$10,199,260,182	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019